Fair Value Measurements - Schedule of assets that are measured at fair value on a recurring basis (Details) - CIK 0001822888 Virtuoso Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Warrant liabilities - Public warrants	$ 13,225,000
Warrant liabilities - Private warrants	7,722,000
Total	20,947,000
Quoted Prices In Active Markets (Level 1)
Warrant liabilities - Public warrants	13,225,000
Total	13,225,000
Significant Other Unobservable Inputs (Level 3)
Warrant liabilities - Private warrants	7,722,000
Total	$ 7,722,000